Loans and asset quality - Information about Past Due Loans (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 67,787	$ 56,469
Total past due
Financing Receivable, Past Due [Line Items]
Total past due loans	94	105
Total past due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	24	13
Total past due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	33	42
Total past due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	3	35
Total past due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	31	11
Total past due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	3	4
30 to 59 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	93	87
30 to 59 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	24	12
30 to 59 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	33	42
30 to 59 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	3	19
30 to 59 Days Past Due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	31	11
30 to 59 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	2	3
60 to 89 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	1	18
60 to 89 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	0	1
60 to 89 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
60 to 89 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	0	16
60 to 89 Days Past Due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
60 to 89 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	1	1
Equal to Greater than 90 Days Past Due
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Wealth management mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Wealth management loans
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Commercial real estate
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Financial institutions
Financing Receivable, Past Due [Line Items]
Total past due loans	0	0
Equal to Greater than 90 Days Past Due | Other residential mortgages
Financing Receivable, Past Due [Line Items]
Total past due loans	$ 0	$ 0